Net Income (Loss) per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of basic and diluted net income (loss) per share
	December 31, 2021	December 31, 2020
Numerator:
Net income (loss)	$23,401	$(16,667)
Denominator:
Basic
Weighted average common shares outstanding — basic	105,568	72,027
Basic net income (loss) per share	$0.22	$(0.23)
Diluted
Weighted average common shares outstanding from above	105,568	72,027
Add: dilutive effect of options	2,189	—
Add: dilutive effect of RSUs	29	—
Weighted average common shares outstanding	107,786	72,027
Diluted net income (loss) per share	$0.22	$(0.23)

Schedule of potential weighted average shares
	December 31, 2021	December 31, 2020
Contingent earn-out shares	5,984	—
Common stock public and private warrants	6,863	—